SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 443,221	$ 565,231	$ 690,806
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	219,559	271,647	342,293
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	61,749	75,462	93,377
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,392	3,285	4,481
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	75,388	106,223	116,284
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,577	25,959	34,607
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,121	59,908	63,320
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 17,435	$ 22,747	$ 36,444